Segmented Information - Schedule of Reportable Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Gross revenue	$ 8,144.2	$ 7,500.0
Less subconsultants and other direct expenses and net revenue inter-segment allocations	1,649.4	1,633.4
Net revenue	6,494.8	5,866.6
Direct payroll costs	2,965.8	2,670.9
Project margin	3,529.0	3,195.7
Canada
Disclosure of operating segments [line items]
Gross revenue	1,811.0	1,665.5
Canada | Operating Segments
Disclosure of operating segments [line items]
Gross revenue	1,811.0	1,665.5
Less subconsultants and other direct expenses and net revenue inter-segment allocations	264.5	238.5
Net revenue	1,546.5	1,427.0
Direct payroll costs	717.2	670.3
Project margin	829.3	756.7
United States
Disclosure of operating segments [line items]
Gross revenue	4,451.6	4,113.6
United States | Operating Segments
Disclosure of operating segments [line items]
Gross revenue	4,451.6	4,113.6
Less subconsultants and other direct expenses and net revenue inter-segment allocations	1,082.2	1,072.9
Net revenue	3,369.4	3,040.7
Direct payroll costs	1,519.0	1,354.6
Project margin	1,850.4	1,686.1
Global | Operating Segments
Disclosure of operating segments [line items]
Gross revenue	1,881.6	1,720.9
Less subconsultants and other direct expenses and net revenue inter-segment allocations	302.7	322.0
Net revenue	1,578.9	1,398.9
Direct payroll costs	729.6	646.0
Project margin	$ 849.3	$ 752.9